Note 5 Total group assets by operating segment (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023 [1]
Assets of the Group by operating segments [Line Items]
Assets	€ 759,534	€ 775,558
SPAIN
Assets of the Group by operating segments [Line Items]
Assets	421,032	457,573
MEXICO
Assets of the Group by operating segments [Line Items]
Assets	170,505	173,489
TURKEY
Assets of the Group by operating segments [Line Items]
Assets	75,456	68,329
South America [Member]
Assets of the Group by operating segments [Line Items]
Assets	67,749	64,779
Rest of business [Member]
Assets of the Group by operating segments [Line Items]
Assets	61,564	64,274
Subtotal assets by operating segments [Member]
Assets of the Group by operating segments [Line Items]
Assets	796,306	828,445
Corporate Center And Adjustments [Member]
Assets of the Group by operating segments [Line Items]
Assets	€ (36,771)	€ (52,886)

[1]
(1) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for year 2023 have been revised, which has not affected the consolidated financial information of the Group.